Note 8 - Stockholders' Equity - Significant Assumption Used in Fair Value Calculation (Details)	12 Months Ended
Dec. 31, 2020
Weighted average risk-free interest rates	0.69%
Expected dividend yield	0.00%
Expected life of option (Year)	7 years
Expected volatility	38.16%